Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 179,934	$ 166,483
Accounts receivable, including non-trade of $12,700 (December 31, 2010 - $nil)	83,129	64,993
Vessels held for sale (note 19)	19,000
Net investments in direct financing leases - current (note 9)	17,096	21,157
Prepaid expenses	36,963	29,740
Due from affiliates (note 12I)	6,138	19,135
Current portion of derivative instruments (note 13)	4,318	6,180
Other current assets	1,181	1,288
Total current assets	347,759	308,976
Vessels and equipment (note 8 and 9)
At cost, less accumulated depreciation of $1,269,219 (December 31, 2010 - $1,200,325)	2,539,949	2,247,323
Advances on new building contracts	45,637	52,184
Net investments in direct financing leases (note 9)	33,210	50,413
Derivative instruments (note 13)	877	5,202
Other assets (note 14)	28,540	22,652
Intangible assets - net (note 6)	21,644	28,763
Goodwill (note 6)	127,113	127,113
Total assets	3,144,729	2,842,626
Current
Accounts payable	16,732	12,749
Accrued liabilities (note 7)	82,488	88,538
Due to affiliates (note 12I)	39,678	67,390
Current portion of derivative instruments (note 13)	46,396	45,793
Current portion of long-term debt (note 8)	229,365	152,096
Current portion of in-process revenue contracts (note 6)	13,550
Total current liabilities	428,209	366,566
Long-term debt (note 8)	1,799,711	1,565,044
Deferred income tax (note 14)		1,605
Derivative instruments (note 13)	244,998	119,491
In-process revenue contracts (note 6)	113,202
Other long-term liabilities (including an amount due to parent of $5.2 million at December 31,2011)	35,569	19,746
Total liabilities	2,621,689	2,072,452
Commitments and contingencies (notes 8, 9, 13, and 15)
Redeemable non-controlling interest (note 1 and 15a)	38,307	41,725
Equity
Partners' equity	444,665	556,828
Non-controlling interest	40,622	170,876
Accumulated other comprehensive (loss) income	(554)	745
Total equity	484,733	728,449
Total liabilities and total equity	$ 3,144,729	$ 2,842,626